THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 16, 2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC
Address:  1370 Avenue of the Americas
          New York, New York 10019

13F File Number:  028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Rivera, Esq.
Title:  Chief Financial Officer and General Counsel
Phone:  (212) 586-4333


/s/ Alan Rivera         New York, New York          October 4, 2010
------------------     ----------------------    ----------------------
     [Signature]          [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $4,472
                                            (thousands)



List of Other Included Managers:


1.    Name: MMI Investments, LP.            13F File Number: 028-12272


                                                      FORM 13F INFORMATION TABLE


------------------------- ------------- --------------- ----------- ---------------------- ----------- --------- ------------------
     COLUMN 1               COLUMN 2       COLUMN 3      COLUMN 4            COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
------------------------- ------------- --------------- ----------- ---------------------- ----------- --------- ------------------

------------------------- ------------- --------------- ----------- --------- ------------ ----------- --------  -------------------
                            TITLE OF                    VALUE       SHS OR   SH/ PUT/ PRN  INVESTMENT   OTHER
NAME OF ISSUER                CLASS       CUSIP         x$1000)     PRN AMT      CALL      DISCRETION   MGRS     SOLE   SHARED  NONE
------------------------- ------------- --------------- ----------- -------- ------------  ----------- -------   -----  ------  ----
CORE MARK HOLDING CO INC       COM        218681104     4,472       163,200  Sh             Sole        None     163,200








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